Dividends - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends [Abstract]
Dividends Paid	$ 0	$ 0	$ 0